Stock-based Compensation Expense - Activity in Non-Performance Based Restricted Stock Awards (Detail) (Restricted Stock And Restricted Stock Units, USD $)
In Millions, except Share data, unless otherwise specified
	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Restricted Stock And Restricted Stock Units
Shares
Nonvested, beginning of period (in shares)	142,805
Granted (in shares)	53,593
Granted (in dollars per share)	$ 63.17
Vested (in shares)	(51,416)
Forfeited (in shares)	(33,787)
Nonvested, end of period (in shares)	111,195	142,805
Weighted Average Grant Date Fair Value
Nonvested, beginning of period (in dollars per share)	$ 51.01
Granted (in dollars per share)	$ 3.4	$ 2.9	$ 3.7
Vested (in dollars per share)	$ 41.48
Forfeited (in dollars per share)	$ 57.46
Nonvested, end of period (in dollars per share)	$ 59.32	$ 51.01